SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Patents [Member]
Estimated life of Intangible Assets	20 years	20 years
Distribution software [Member]
Estimated life of Intangible Assets	5 years	5 years